Property, leasehold improvements and equipment (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Property, leasehold improvements and equipment, net
Property, plant and equipment	$ 168,608	$ 2,852,674	$ 2,566,095	$ 2,724,296
Land
Property, leasehold improvements and equipment, net
Property, plant and equipment		1,426,363	1,426,363	1,709,508
Leasehold improvements
Property, leasehold improvements and equipment, net
Property, plant and equipment		997,063	910,312	857,274
Machinery and equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment		31,231	41,297	53,600
Furniture and office equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment		50,384	50,106	22,786
Transportation equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment		660	38	51
Computer equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment		4,590	6,136	5,857
Construction in progress for leasehold improvements
Property, leasehold improvements and equipment, net
Property, plant and equipment		$ 342,383	$ 131,843	$ 75,220